Investments in Associates (Details) € in Thousands	12 Months Ended
	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 EUR (€)
Investments in associates
Investments in associates at beginning of period	€ 8		€ 107
Derecognition of investment in associate (Wings Therapeutics Inc.)			(107)
Recognition of investment in associate (Yarrow Biotechnology, Inc.)			225
Share of loss from continuing operations	€ (8)		(217)
Investments in associates at end of period			€ 8
Yarrow Biotechnology, Inc
Investments in associates
Investments in associates at end of period | $		$ 0